CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net income (loss)	$ 2,546,360	$ (987,182)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expenses	1,469,581	422,937
Gain on business combination	(7,116,499)
Exchange (gain) loss	(13,331)	249,272
Change in operating assets and liabilities:
Accrued straight line rents receivable	(1,112,211)	(601,876)
Trade receivable from third parties	(25,110,106)	(2,347,730)
Trade receivable from related parties	4,586,400	(245,930)
Inventories	(2,438,810)	253,172
Deposit with property developer	(27,764,847)
Prepayments and other receivables	(24,136,694)	(3,021,547)
Accounts payable	26,034,138	(2,343,895)
Accounts payable to related parties	(326,897)	(407,712)
Advance from customers	3,755,521	384,838
Accrued expenses and other payables	(518,434)	7,117,069
Tax payables	(14,119)	39,844
Deferred tax assets	(1,406,168)	(376,596)
Deferred tax liabilities	602,438	66,798
Net cash used in operating activities	(50,963,678)	(1,798,538)
Cash flows from investing activities
Purchase of real estate and related assets	(17,103,832)	(3,125,986)
Acquisition of subsidiaries, net of cash acquired	(5,739,598)
Change in amount due from third parties	609,976	(325,567)
Change in amount due from related parties	1,900,407	(4,093,831)
Net cash used in investing activities	(20,333,047)	(7,545,384)
Cash flows from financing activities
Proceeds from capital injection by non-controlling interest	756,740	1,495,320
Proceeds from capital injection by controlling stockholders
Additional capital contribution	931,825	7,415,206
Proceeds from short-term loans	63,827,400	2,250,547
Borrowing in notes payable	44,640,960
Proceeds from long-term loans	4,205,690
Repayments of short-term loans	(18,200,364)	(14,514,271)
Change in amount due to third parties	9,284,605	(366,300)
Change in amount due to related parties	2,800,008	176,798
Change in restricted cash	(36,449,038)	15,156,574
Net cash provided by financing activities	71,797,826	11,613,874
Effect of foreign currency fluctuation on cash and cash equivalents	1,143	12,323
Net changes in cash and cash equivalents	502,244	2,282,275
Cash and cash equivalents, beginning of year	228,763	234,888
Cash and cash equivalents, end of period	731,007	2,517,163
Supplemental cash flow information:
Interest paid	4,048,962	173,533
Income taxes paid	$ 47,557	$ 11,450